BUSINESS ACQUISITIONS - Proforma Acquisition (Details) - Marsco - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pro forma information of acquisitions
Pro forma net revenue	$ 55,150,145	$ 34,652,211
Pro forma net loss	$ (5,799,848)	$ (44,107,663)